WRL LETTERHEAD




                                                     May 1, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Western Reserve Life Assurance Co. of Ohio
                  WRL Series Life Account
                  WRL Freedom Elite (File No. 333-62397)

CIK No.: 0000778209

Dear Commissioners:

         On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectuses for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectuses contained in the Form S-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 12, 2001 via EDGAR.

                                        Sincerely,


                                        /s/ Priscilla I. Hechler
                                        Priscilla I. Hechler
                                        Assistant Vice President
                                        and Assistant Secretary

cc:      Kimberly A. Scouller, Esq.
         Mary Jane Wilson-Bilik, Esq.